Schedule of Investments (unaudited)	iShares® 20+ Year Treasury Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.7%
U.S. Treasury Note/Bond
1.25%, 05/15/50	$1	$775
1.38%, 11/15/40	5	4,337
1.63%, 11/15/50	12,471	10,654,569
1.88%, 02/15/41	1	947
1.88%, 02/15/51(a)	1,181,559	1,074,295,597
2.00%, 02/15/50	611,380	572,476,734
2.25%, 05/15/41	4,540	4,574,759
2.25%, 08/15/49	449,764	445,143,080
2.38%, 11/15/49	504,235	512,862,148
2.38%, 05/15/51	605,698	617,433,399
2.50%, 02/15/46	531,041	552,926,219
2.50%, 05/15/46	537,064	559,259,429
2.75%, 08/15/42	272,405	297,293,989
2.75%, 11/15/42	120,837	131,745,481
2.75%, 08/15/47	173,998	190,011,690
2.75%, 11/15/47	222,783	243,234,003
2.88%, 05/15/43	660,700	734,822,837
2.88%, 08/15/45	242,029	269,559,576
2.88%, 11/15/46	180,606	201,545,454
2.88%, 05/15/49	260,324	292,192,904
3.00%, 11/15/44	3,612	4,103,433
3.00%, 02/15/47	243,972	278,671,413
3.00%, 02/15/48	585,017	669,135,701
3.00%, 08/15/48	666,430	763,348,708
3.00%, 02/15/49	940,452	1,079,536,144
3.13%,02/15/43	300,710	347,884,113
3.13%, 08/15/44	579,303	671,742,443
3.13%, 05/15/48	584,010	683,747,841
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.38%, 11/15/48	$469,258	$575,280,612
3.63%, 08/15/43	237,741	296,627,832
3.75%, 08/15/41	1	1,009
3.75%, 11/15/43	274,468	349,088,479
4.25%, 11/15/40	5	6,704
4.38%, 05/15/41	1	1,365
		12,429,213,724
Total U.S. Government Obligations — 99.7%
(Cost: $14,329,293,967)		12,429,213,724

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	1,095,929	1,095,928,730

Total Short-Term Investments — 8.8%
(Cost: $1,095,928,730)		1,095,928,730

Total Investments in Securities — 108.5%
(Cost: $15,425,222,697)		13,525,142,454

Other Assets, Less Liabilities — (8.5)%		(1,062,996,170)

Net Assets — 100.0%		$12,462,146,284

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

						Change in		Shares
						Unrealized		Held at			Capital Gain
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	05/31/21			Distributions from
Affiliated Issuer	02/28/21	at Cost		from Sales	Gain (Loss)	(Depreciation)	05/31/21	(000)	Income		Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$376,413,618	$719,515,112	(a)	$—	$—	$—	$1,095,928,730	1,095,929	$306,263	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® 20+ Year Treasury Bond ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$12,429,213,724	$—	$12,429,213,724
Money Market Funds	1,095,928,730	—	—	1,095,928,730
	$1,095,928,730	$12,429,213,724	$—	$13,525,142,454

2